Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
The changes in the carrying value of th
e
 property, plant & equipment can be presented as follows for the year 2021, 2020 and 2019:

in 000€	Land and buildings	Plant and equipment	Right-of-use assets	Construction in progress	Total
Acquisition value
At January 1, 2019	45,777	77,557	14,327	3,002	140,663
Impact of adoption of IFRS 16	—	—	4,984	—	4,984
Additions	302	7,363	3,429	5,807	16,901
Acquired from business combinations	61	3,046	633	17	3,757
Disposals	(37)	(6,091)	(753)	—	(6,881)
Transfers	(3,360)	7,077	117	(4,338)	(504)
Currency Translation	150	199	8	6	363
Other	—	(73)	(1,099)	(80)	(1,252)
At December 31, 2019	42,893	89,078	21,646	4,414	158,031
Additions	256	2,600	4,567	8,175	15,598
Acquired from business combinations	—	220	24	—	244
Disposals	—	(2,953)	(1,657)	(38)	(4,648)
Transfers	(15)	7,961	(4,010)	(3,886)	50
Currency Translation	(717)	(2,486)	(423)	(26)	(3,652)
At December 31, 2020 *	42,417	94,420	20,147	8,639	165,623
Additions	462	5,259	2,397	2,213	10,331
Disposals	—	(3,682)	(1,191)	(779)	(5,652)
Transfers	4,099	6,673	(1,249)	(8,296)	1,227
Currency Translation	183	598	103	4	888
At December 31, 2021	47,161	103,268	20,207	1,781	172,417
Depreciation
At January 1, 2019	(6,071)	(33,307)	(8,441)	(307)	(48,126)
Depreciation charge for the year	(1,199)	(9,162)	(4,058)	—	(14,419)
Acquired from business combinations	—	—	—	—	—
Disposals	36	5,704	359	—	6,099
Transfers	200	(1,551)	1,031	307	(13)
Currency Translation	(25)	(190)	(2)	—	(217)
Other	220	(34)	51	—	237
At December 31, 2019	(6,839)	(38,540)	(11,060)	—	(56,439)
Depreciation charge for the year	(1,223)	(10,205)	(3,504)	—	(14,932)
Disposals	—	2,632	1,518	—	4,150
Transfers	(11)	(3,961)	3,810	—	(162)
Currency Translation	66	872	85	—	1,023
At December 31, 2020	(8,007)	(49,202)	(9,151)	—	(66,360)
Depreciation charge for the year	(1,344)	(10,590)	(3,640)	—	(15,574)
Disposals	—	3,594	1,166	—	4,760
Transfers	(143)	(1,595)	515	—	(1,223)
Currency Translation	(92)	(380)	(41)	—	(513)
At December 31, 2021	(9,586)	(58,173)	(11,151)	—	(78,910)
Net book value
At December 31, 2021	37,575	45,095	9,056	1,781	93,507
At December 31, 2020	34,410	45,218	10,996	8,639	99,263
At December 31, 2019	36,054	50,538	10,586	4,414	101,592
At January 1, 2019	39,706	44,250	5,886	2,695	92,537

Disclosure of quantitative information about right-of-use assets [text block]

in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2020	6,488	4,275	10,883	21,646
Additions	2,397	1,738	433	4,568
Acquired from business combinations	—	—	24	24
Modifications	—	—	—	—
Disposals	(1,214)	(291)	(152)	(1,657)
Currency Translation	(372)	(10)	(41)	(423)
Transfers	275	(1,157)	(3,129)	(4,011)
Other	—	—	—	—
At December 31, 2020	7,574	4,555	8,018	20,147
Additions	1,624	710	62	2,396
Disposals	(1,022)	(268)	(281)	(1,571)
Currency Translation	96	3	3	102
Transfers	(151)	(112)	(605)	(868)
At December 31, 2021	8,121	4,888	7,197	20,206
Depreciation
At January 1, 202 0	(2,705)	(2,030)	(6,325)	(11,060)
Depreciation charge for the year	(1,620)	(1,129)	(755)	(3,504)
Disposals	1,175	272	71	1,518
Transfers	446	992	2,373	3,811
Currency Translation	47	4	33	84
Other	—	—	—	—
At December 31, 2020	(2,657)	(1,891)	(4,603)	(9,151)
Depreciation charge for the year	(1,794)	(1,236)	(610)	(3,640)
Disposals	639	257	270	1,166
Currency Translation	(41)	(2)	2	(41)
Transfers	151	74	289	514
At December 31, 2021	(3,702)	(2,798)	(4,652)	(11,152)
Net book value
At December 31, 2021	4,419	2,090	2,545	9,054
At January 1, 2021	4,917	2,664	3,415	10,996

Disclosure of Property, plant and equipment - Income statement impact [text block]
The following amounts related to leases are recognized in profit & loss

(in 000€)	2021
Depreciation expense	(3,640)
Interest expense on lease liabilities	(289)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(537)

Disclosure of Property, plant and equipment - Potential future cashflows following the extensions [text block]

(in 000€)	2021
Potential (non-discounted) cash flows for terminations options that are not reasonably certain to be exercised:	3,015
Potential (non-discounted) cash flows for extensions options that are reasonably certain to be exercised	1,560